Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
25.	Subsequent events

(Unaudited) The Company completed its follow-on public offering of ADSs by the Company and the selling shareholder on April 12, 2019 and on the same day, the Company issued and sold an aggregate of 13,600,000 ADSs and the selling shareholder sold an aggregate of 4,800,000 ADSs at the price of US$24.00 per ADS. The registration statement relating to these securities was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on April 9, 2019. The underwriters’ options granted by the Company and the selling shareholder to purchase additional ADSs have not been exercised yet until April 26, 2019.

As a result of the above transactions, the net proceeds received by the Company, after deducting underwriter commissions and estimated offering expenses, amounted to approximately US$313.8 million. The Company did not receive any proceeds from the sale of the ADSs by the selling shareholder.